Consolidated Statements Of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [Abstract]
Sales (Notes 4,35,45 and 47)	₩ 58,568,082	₩ 60,033,062	₩ 59,335,889
Sales of goods	56,894,876	57,897,804	55,772,548
Sales of construction services (Note 20)	1,264,916	1,742,391	3,212,184
Sales of services	408,290	392,867	351,157
Cost of sales (Notes 14,25,43 and 47)	(57,779,835)	(58,207,721)	(52,098,855)
Cost of sales of goods	(55,750,468)	(55,976,628)	(48,454,036)
Cost of sales of construction services	(998,766)	(1,638,869)	(3,047,396)
Cost of sales of services	(1,030,601)	(592,224)	(597,423)
Gross profit	788,247	1,825,341	7,237,034
Selling and administrative expenses (Notes 25,36,43 and 47)	(2,669,576)	(2,627,890)	(2,762,855)
Other income (Note 37)	997,973	969,894	869,118
Other expenses (Note 37)	(241,913)	(231,330)	(180,055)
Other gains (losses), net (Note 38)	(582,258)	(621,124)	156,627
Operating profit (loss) (Note 4)	(1,707,527)	(685,109)	5,319,869
Finance income (Notes 5,12 and 39)	1,009,706	796,870	1,530,618
Finance expenses (Notes 5,12 and 40)	(2,782,156)	(2,470,743)	(3,127,952)
Profit (loss) related to associates, joint ventures and subsidiaries (Notes 4,16 and 17)	214,139	358,163	(108,317)
Share in profit of associates and joint ventures	257,673	473,269	241,537
Gain on disposal of investments in associates and joint ventures	70,094	5,079	609
Gain on disposal of investments in subsidiaries	0	73	0
Share in loss of associates and joint ventures	(90,853)	(110,168)	(323,225)
Loss on disposal of investments in associates and joint ventures	(2)	(2,183)	0
Impairment loss on investments in associates and joint ventures	(22,517)	(7,907)	(27,238)
Loss on disposal of investments in subsidiaries	(256)	0	0
Profit (loss) before income tax	(3,265,838)	(2,000,819)	3,614,218
Income tax benefit (expense) (Note 41)	1,002,303	826,321	(2,172,824)
Profit (loss) for the period	(2,263,535)	(1,174,498)	1,441,394
Other comprehensive income (loss) (Notes 5,12,25,31 and 34)	135,196	(106,925)	(94,716)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax (Notes 25 and 31)	42,315	(108,169)	170,337
Share in other comprehensive loss of associates and joint ventures, net of tax (Note 31)	(6,789)	(1,153)	10,067
Net change in fair value of financial assets at fair value through other comprehensive income (Note 34)	(11,732)	(34,185)	0
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of available-for-sale financial assets, net of tax (Note 34)	0	0	(7,098)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax (Notes 5, 12 and 34)	19,242	211	20,868
Foreign currency translation of foreign operations, net of tax (Note 34)	72,816	(20,717)	(134,196)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax (Note 34)	19,344	57,088	(154,694)
Total comprehensive income (loss) for the period	(2,128,339)	(1,281,423)	1,346,678
Profit (loss) attributable to:
Owners of the controlling company (Note 44)	(2,345,517)	(1,314,567)	1,298,720
Non-controlling interests	81,982	140,069	142,674
Profit (loss) for the period	(2,263,535)	(1,174,498)	1,441,394
Total comprehensive income (loss) attributable to:
Owners of the controlling company	(2,239,147)	(1,426,477)	1,230,194
Non-controlling interests	110,808	145,054	116,484
Other comprehensive income (loss)	₩ (2,128,339)	₩ (1,281,423)	₩ 1,346,678
Earnings (loss) per share (in won) (Note 44)
Basic and diluted earnings per share	₩ (3,654)	₩ (2,048)	₩ 2,023